Long-Term Investments (Details) ¥ in Thousands, ¥ in Thousands	1 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2018 JPY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022	Jan. 31, 2021
Long-Term Investments (Details) [Line Items]
Long-term investments, amount			$ 1,000
Recognized the share of profit			228,000	$ 287,000
Total consideration				200,000
Company recognized				$ 200
Recognized the share of loss			156,000
Maya System Inc [Member]
Long-Term Investments (Details) [Line Items]
Equity interest	49.00%
Consideration to acquire equity interest | ¥	¥ 49,000
Equity method investment written down value			$ 0
Beijing Huaxianglianxin Technology Company [Member]
Long-Term Investments (Details) [Line Items]
Equity interest		10.00%			9.36%
Consideration to acquire equity interest | ¥		¥ 8,521
iQsim S.A. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest						31.25%